BANK BORROWINGS	12 Months Ended
Dec. 31, 2014
BANK BORROWINGS
BANK BORROWINGS

10.BANK BORROWINGS

The Company’s bank borrowings consisted of the following:

	At December 31,
	2013	2014
	$	$
Bank borrowings
Short-term	613,433,236	737,886,632
Long-term, current portion	322,156,646	82,365,314
Total current	935,589,882	820,251,946

Long-term, non-current portion	100,502,222	22,433,705
Total	1,036,092,104	842,685,651

Short-term borrowings

The Company’s short-term bank borrowings consisted of the following:

	At December 31,
	2013	2014
	$	$

Short-term borrowings secured by plants, machinery and land use rights of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	139,481,245	148,739,778
Short-term borrowings secured by plants, machinery and land use rights of Trina China and Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) , and also guaranteed by Trina	—	330,000,000
Short-term borrowings guaranteed by Trina	376,481,244	215,146,854
Unsecured short-term borrowings	97,470,747	44,000,000
Total	613,433,236	737,886,632

The average interest rate on short term borrowings was 3.70% and 4.41% per annum for the years ended December 31, 2013 and 2014, respectively. The funds borrowed under the above short-term arrangements are repayable within one year.

As of December 31, 2014, the Company has short-term bank facilities of $797,431,067 with various banks, of which $737,886,632 had been drawn upon and $59,544,435 was available. As of December 31, 2014, certain bank facilities are secured by the plant and machinery of Trina China and TST with carrying value of $563,550,148 and land use rights of Trina China with carrying value of $15,913,751, and/or guaranteed by Trina.

Certain short-term borrowings contain general covenants which require the Company to obtain written notice prior to entering into other loan arrangement with other banks or financial institutions. Furthermore, certain financial covenants, such as specified debt to total assets ratio, net profit ratio, income to interest ratio, net tangible worth, the ratio of net borrowings, and the ratio of EBITDA to net interest expenses must be maintained. As of December 31, 2014, the Company has been in compliance with the financial covenants.

Long term borrowings

The Company’s long-term borrowings consisted of the following:

	At December 31,
	2013	2014
	$	$

Long-term borrowings secured by plants, machineries, and land use rights	147,077,179	—
Long-term borrowings secured by build-to-sell project assets	11,481,245	—
Long-term borrowings guaranteed by Trina	80,000,000	100,713,385
Unsecured long-term borrowings	184,100,444	4,085,634
Total	422,658,868	104,799,019

On September 8, 2009, Trina China entered into a five-year credit facility with a syndicate of banks including both Renminbi (“RMB”) facility and US dollar facility (the “Facility”) amounting to RMB1,524.6 million ($242.0 million) and $80.0 million respectively, of which RMB1,292.0 million ($205.1 million) and $80.0 million are designated solely for the expansion of the Company’s production capacity, and the remaining amount to be used to supplement working capital requirements once the capacity expansion is completed. The facility can be drawn down either in RMB and US dollar. Trina China had fully drawn down the capacity expansion portion under the Facility in 2010. The weighted-average interest rate for borrowings under the Facility is 6.62% and 6.29% for the years ended December 31, 2013 and 2014, respectively. Interest is payable quarterly or biannually in arrears for loans denominated in RMB and US dollars, respectively. The interest rate on RMB-denominated borrowings is 110% of the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”) for loans of similar duration. The interest rate on US dollar-denominated borrowings is the prevailing six-month US London Interbank Offered Rate (“LIBOR”) plus 300 basis points. The Facility contains certain financial covenants which require that specified debt to total assets ratio, net profit ratio and income to interest ratio be maintained. As of December 31, 2011, Trina China violated the net profit ratio and income to interest ratio covenants. Trina China obtained a waiver letter from the Agriculture Bank of China, the leading bank in the syndicated loan, on February 8, 2012 to waive the covenants for the whole Facility period. Trina China had a loan balance of $93.5 million as of December 31, 2013 under the Facility and fully repaid the outstanding balance in October 2014.

On May 17, 2011, Trina China entered into a three year credit facility with the Export-Import Bank of China (the “Ex-Imp Facility”) amounting to $40.0 million, which is designated solely for capital expenditure purposes. Trina China had drawn down $14.0 million in 2011 and the remaining $26.0 million had expired due to the completion of the underlying capital project. The interest rate is the prevailing six-month US LIBOR plus 380 basis points, which is 4.59% and 4.15% in 2013 and 2014, respectively. Trina China had a loan balance of $3.5 million as of December 31, 2013 under the Ex-Imp Facility and fully repaid the loan in May 2014.

On June 29, 2011, Trina China entered into a three-year credit facility with China Development Bank (“CDB”) (the “TCZ CDB Facility”) amounting to $180.0 million, which is designated for working capital. The Company had fully drawn down the TCZ CDB Facility in 2011. The interest rate is the prevailing three-month US LIBOR plus 300 basis points, which is 3.57% and 3.24% in 2013 and 2014, respectively. The TCZ CDB Facility contains certain financial covenants which require that specified current ratio, quick ratio, debt to asset ratio, debt repayment coverage ratio, interest coverage ratio, contingent liability ratio, current assets turnover and accounts receivable turnover be maintained. As of December 31, 2012, Trina China violated the required threshold of relevant covenants of debt to asset ratio, current assets turnover and accounts receivable turnover. Trina China obtained a written letter from CDB stating that the bank has waived Trina China’s covenants breach by revising the relevant covenants. Trina China was in compliance with the revised covenants. Trina China had a loan balance of $180.0 million as of December 31, 2013 under the TCZ CDB Facility and fully repaid the outstanding balance in June 2014.

On December 7, 2011, TST entered into a three-year structured term loan facility with Standard Chartered Bank (Hong Kong) Limited (the “SC Facility”) amounting to $100.0 million, which can be drawn down in single or multiple tranches within the first 12 months either in HKD or USD. Each tranche is for a term of up to 36 months from the initial drawdown date, and may be extended for up to another two years at TST’s discretion. The Company had fully drawn down the SC Facility in 2011. The interest rate is the Hong Kong Interbank Offered Rate plus 2.25%, which is 2.61% and 2.62% in 2013 and 2014, respectively. The SC Facility was guaranteed by Trina as well as by the property, plant and equipment for which this borrowing was used to construct such assets. The SC Facility contains certain financial covenants which require that specified gearing, net tangible assets value and EBITDA-to-interest ratio be maintained. TST was in compliance with the covenants. TST had a loan balance of $45.2 million as of December 31, 2013 under the SC Facility and fully repaid the outstanding balance in September 2014.

On December 23, 2011, Trina China entered into a three-year credit facility with Agriculture Bank of China (the “ABC Facility”) amounting to RMB 30.0 million ($4.8 million) at an interest rate of 6.65% per year. The Company had fully drawn down the facility in 2011. There are no covenants with respect to this facility. Trina China had a loan balance outstanding of $4.8 million as of December 31, 2013 under the ABC Facility and fully repaid the outstanding balance in December 2014.

On December 31, 2012, Trina Solar (Luxembourg) Holdings S.A.R.L. (“TLH”) entered into a three-year credit facility with CDB (the “TLH CDB Facility”) amounting to $80.0 million which is designated for working capital. The Company had fully drawn down the facility in 2012. TLH had a loan balance outstanding of $80.0 million as of December 31, 2013 and 2014. The interest rate is the prevailing six-month US LIBOR plus 370 basis points which is 4.21% and 4.04% in 2013 and 2014, respectively. The TLH CDB Facility is guaranteed by Trina. The facility contains financial covenants. In June 2014, TLH violated the gearing ratio of the loan. TLH subsequently obtained waiver letter from CDB, stating that the violation of the financial covenant has been waived and such financial covenant has been amended. TLH was in compliance with the revised covenants as of December 31, 2014.

On November 15, 2013, one of Trina’s subsidiaries, Wuwei Trina Solar Electricity Generation Pte Ltd. (“Wuwei”) entered into a loan agreement with CDB for the construction of solar project assets located in Gansu Province, China. The total credit facility under the agreement is RMB 370.0 million ($60.7 million), with a maturity of 180 months. Interest is due quarterly in arrears. The interest rate is the prevailing base lending rate pronounced by PBOC for loans of similar duration. The outstanding balance as of December 31, 2013 was RMB 70.0 million ($11.5 million). The loan was guaranteed by Trina China in addition to Wuwei’s project assets. The borrowing contains an asset liability ratio covenant. Wuwei was in compliance with the covenant as of December 31, 2013. In February 2014, the Company sold the project assets to a third party buyer and the then outstanding borrowing of RMB 200.0 million ($32.6 million) was assumed by the buyer.

On March 6, 2014, Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd entered into a fifteen-year credit facility with China Development Bank (“TLO CDB Facility”) amounting to EUR 20.85 million ($28.7 million) to fund 16 MW of utility-scale solar power projects in Greece. As of December 31, 2014, the Company had drawn down EUR 17.0 million ($20.7 million). The outstanding balance as of December 31, 2014 was EUR 17.0 million ($20.7 million). The interest rate is the prevailing six-month EURIBOR plus 350 basis points, which is 3.68% in 2014. The TLO CDB Facility is guaranteed by Trina. The TLO CDB Facility contains a financial covenant ratio and TLO was in compliance with the covenant as of December 31, 2014.

Future principal payments under the above long-term borrowings as of December 31, 2014 are as follows:

Long-term borrowings
Fiscal Years Ending December 31,
2015	82,365,314
2016	1,583,965
2017	4,157,189
2018	1,705,808
2019	1,827,652
Thereafter	13,159,091
Total	104,799,019